Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables And Accruals [Abstract]
Schedule of Accrued Expenses
As of March 31, 2023 and December 31, 2022, accrued expenses consisted of the following:

	March 31,	December 31,
	2023	2022
Bonus	$1,409,860	$1,094,582
Professional fees	709,454	332,589
Research and development costs	357,469	516,961
Other	162,251	159,269

Total accrued expenses	$2,639,034	$2,103,401

As of December 31, 2022 and 2021, accrued expenses consisted of the following:

	December 31,	December 31,
	2022	2021
Bonus	$1,094,582	$384,750
Professional fees	332,589	380,277
Research and development costs	516,961	268,140
Deferred compensation to former officers	—	111,271
Other	159,269	41,157

Total accrued expenses	$2,103,401	$1,185,595